INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
Income taxes have been based on the following components of Income before taxes:

	For the Years Ended September 30,
	2025	2024	2023
Domestic	$83,154	$329,276	$263,215
Non-U.S.	90	2,817	4,110
	$83,244	$332,093	$267,325

Schedule of Components of Income Tax Expense (Benefit)
Provision (benefit) for income taxes on income was comprised of the following:

	For the Years Ended September 30,
	2025	2024	2023
Current	$95,218	$88,449	$84,638
Deferred	(32,221)	(1,952)	(6,694)
Total	$62,997	$86,497	$77,944
U.S. Federal	$45,395	$68,788	$56,261
State and local	17,507	16,974	17,932
Non-U.S.	95	735	3,751
Total provision	$62,997	$86,497	$77,944

Schedule of Effective Income Tax Rate Reconciliation
Differences between the effective income tax rate applied to Income before taxes and the U.S. Federal statutory income tax rate are presented in the table below.

	For the Years Ended September 30,
	2025	2024	2023
U.S. Federal statutory income tax rate	21.0%	21.0%	21.0%
State and local taxes, net of Federal benefit	8.0%	3.7%	4.6%
Non-U.S. taxes - foreign permanent items and taxes	0.1%	—%	0.1%
Change in tax contingency reserves	—%	(0.5)%	(0.2)%
Tax Reform-Repatriation of Foreign Earnings and GILTI	(1.4)%	(0.3)%	0.3%
Change in valuation allowance	—%	—%	1.0%
Other non-deductible/non-taxable items, net	1.4%	—%	—%
Non-deductible officer's compensation	8.5%	1.7%	2.2%
Research and U.S. foreign tax credits	(1.1)%	(0.2)%	(0.3)%
Goodwill impairment	41.8%	—%	—%
Share based compensation	(3.4)%	(0.2)%	0.5%
Other	0.8%	0.8%	—%
Effective tax rate	75.7%	26.0%	29.2%

Schedule of Deferred Tax Assets and Liabilities
The tax effect of temporary differences that give rise to future deferred tax assets and liabilities are as follows:

	At September 30,
	2025	2024
Deferred tax assets:
Bad debt reserves	$2,103	$2,491
Inventory reserves	8,219	7,086
Deferred compensation (equity compensation and defined benefit plans)	6,739	7,036
Compensation benefits	6,121	5,052
Insurance reserve	1,918	2,411
Restructuring reserve	826	2,616
Warranty reserve	4,392	5,130
Lease liabilities	46,454	47,824
Net operating loss	27,750	25,299
Tax credits	5,933	5,933
Research & development	10,329	4,510
Other reserves and accruals	5,160	5,167
	125,944	120,555
Valuation allowance	(30,703)	(26,989)
Total deferred tax assets	95,241	93,566
Deferred tax liabilities:
Goodwill and intangibles	(99,174)	(126,523)
Property, plant and equipment	(19,872)	(19,903)
Right-of-use assets	(43,498)	(45,112)
Unremitted foreign earnings	(1,514)	(1,896)
Other	(1,068)	(723)
Total deferred tax liabilities	(165,126)	(194,157)
Net deferred tax liabilities	$(69,885)	$(100,591)

Schedule of Components of Net Deferred Tax Asset Liability by Balance Sheet Account
The components of the net deferred tax liability, by balance sheet account, were as follows:

	At September 30,
	2025	2024
Other assets	$—	$—
Assets held for sale	209	495
Other liabilities	(65,066)	(99,864)
Liabilities held for sale	(5,028)	(1,222)
Net deferred liability	$(69,885)	$(100,591)

Schedule of Unrecognized Tax Benefits Roll Forward
The following is a roll forward of unrecognized tax benefits:

Balance at September 30, 2023	$6,292
Additions based on tax positions related to the current year	154
Additions based on tax positions related to prior years	35
Reductions based on tax positions related to prior years	(2,735)
Lapse of Statutes	(140)
Balance at September 30, 2024	$3,606
Additions based on tax positions related to the current year	39
Additions based on tax positions related to prior years	11
Reductions based on tax positions related to prior years	(130)
Lapse of Statutes	(440)
Balance at September 30, 2025	$3,086